                              DELAWARE POOLED TRUST

                     The Intermediate Fixed Income Portfolio
                      The Core Focus Fixed Income Portfolio
                          The High-Yield Bond Portfolio
                      The Core Plus Fixed Income Portfolio
                              (each, a "Portfolio")

                    Supplement to the Portfolios' Prospectus
                             dated February 28, 2007

Effective  May 24, 2007,  Paul Grillo,  Thomas H. Chow,  and Roger A. Early will have portfolio  management  responsibilities  for The Intermediate  Fixed Income
Portfolio  and The Core Focus Fixed Income  Portfolio.  Effective  May 24, 2007,
Thomas H. Chow assumed portfolio  management  responsibility  for The High-Yield
Bond  Portfolio.  When making  decisions for the  Portfolio,  Mr. Chow regularly consults with Chuck M. Devereux.  Effective May 24, 2007, Paul Grillo, Philip R.
Perkins,  Thomas H.  Chow,  Roger A.  Early,  and  Victor  Mostrowski  will have portfolio management responsibilities for The Core Plus Fixed Income Portfolio.

The  following  supplements  or replaces  the  biographical  information  in the section  entitled,  "Management  of  the  Fund  - Fund  Officers  and  Portfolio
Managers" beginning on page 62.

Below is a list of the portfolio managers who are primarily  responsible for the day-to-day  management of each  Portfolio and certain  officers of the Fund with whom the portfolio managers regularly consult.

Paul Grillo, CFA
Senior Vice President,  Senior Portfolio Manager - The Intermediate Fixed Income
Portfolio, The Core Focus Fixed Income Portfolio, and The Core Plus Fixed Income
Portfolio
Mr. Grillo is a member of the firm's taxable fixed income  portfolio  management team with primary  responsibility for portfolio construction and strategic asset allocation.  He  joined  Delaware  Investments  in 1992,  and also  serves  as a mortgage-backed  and asset-backed  securities  analyst.  Previously,  Mr. Grillo served as a  mortgage  strategist  and trader at  Dreyfus  Corporation.  He also worked as a mortgage  strategist  and portfolio  manager at Chemical  Investment
Group and as a financial analyst at Chemical Bank. Mr. Grillo holds a bachelor's degree in business  management  from North Carolina State  University and an MBA with a concentration in finance from Pace University. Mr. Grillo has managed The
Intermediate  Fixed Income  Portfolio  since  February  2001, and The Core Focus
Fixed  Income  Portfolio  and The Core Plus Fixed Income  Portfolio  since their inception.

Philip R. Perkins
Senior Vice  President,  Senior  Portfolio  Manager - The Core Plus Fixed Income
Portfolio
Mr. Perkins is a member of the firm's taxable fixed income portfolio  management team with primary  responsibility for portfolio construction and strategic asset
allocation.   He  leads  the  firm's   international   bond   team,   where  his
responsibilities  include managing global bond assets across the product matrix.
Prior to joining  Delaware  Investments  in 2003, Mr. Perkins worked at Deutsche
Bank for five years.  He served as a managing  director in global  markets  from
2001 to 2003,  during that same time he was the chief operating  officer for the
Bank's  emerging  markets  division  in  London,  and  from  1998 to 2001 he was responsible for local markets trading in Moscow.  Prior to that, Mr. Perkins was chief  executive  officer of Dinner Key  Advisors,  a  registered  broker/dealer founded to trade derivative mortgage-backed bonds with institutional clients. He began his career at Salomon  Brothers,  where he was a mortgage/CMO  trader from
1985 to 1990. Mr.  Perkins holds a bachelor's  degree in  international  studies with a minor in computer  science from the University of Notre Dame. Mr. Perkins has managed The Core Plus Fixed Income Portfolio since May 2007.

Thomas H. Chow, CFA
Senior Vice President,  Senior Portfolio Manager - The Intermediate Fixed Income
Portfolio, The Core Focus Fixed Income Portfolio, The High-Yield Bond Portfolio,
and The Core Plus Fixed Income Portfolio
Mr. Chow is a member of the firm's  taxable  fixed income  portfolio  management team with primary  responsibility for portfolio construction and strategic asset allocation.  His  experience  includes  exposure to asset  liability  management strategies and credit risk opportunities.  Prior to joining Delaware Investments in 2001,  he was a trader  of high  grade  and high  yield  securities,  and was involved in the portfolio  management of collateralized  bond obligations (CBOs)
and insurance  portfolios at  SunAmerica/AIG  from 1997 to 2001. Before that, he was an analyst, trader, and portfolio manager at Conseco Capital Management from
1989 to 1997.  Mr. Chow received a bachelor's  degree in business  analysis from
Indiana University,  and he is a Fellow, Life Management Institute. Mr. Chow has
managed The  Intermediate  Fixed Income  Portfolio,  The Core Focus Fixed Income
Portfolio,  The Core  Plus  Fixed  Income  Portfolio,  and The  High-Yield  Bond
Portfolio since May 2007.

Roger A. Early, CPA, CFA, CFP
Senior Vice President,  Senior Portfolio Manager - The Intermediate Fixed Income
Portfolio, The Core Focus Fixed Income Portfolio, and The Core Plus Fixed Income
Portfolio
Mr. Early is a member of the firm's  taxable fixed income  portfolio  management team with primary  responsibility for portfolio construction and strategic asset allocation.  Mr. Early re-joined Delaware  Investments in March 2007. During his previous  tenure  at the  firm,  from  1994 to 2001,  he was a senior  portfolio manager in the same area,  and he left Delaware  Investments as head of its U.S.
investment grade fixed income group. Mr. Early most recently worked at Chartwell
Investment  Partners,  where he served as a senior  portfolio  manager  in fixed income  from 2003 to 2007.  He also  worked at Turner  Investments  from 2002 to
2003,  where he  served  as chief  investment  officer  for  fixed  income,  and
Rittenhouse  Financial from 2001 to 2002. He joined Delaware Investments in 1994 after 10 years at Federated Investors. Mr. Early earned his bachelor's degree in economics from The Wharton School of the University of  Pennsylvania  and an MBA
with concentrations in finance and accounting from the University of Pittsburgh.
He is a member of The CFA  Society of  Philadelphia.  Mr.  Early has managed The
Intermediate Fixed Income Portfolio,  The Core Focus Fixed Income Portfolio, and
The Core Plus Fixed Income Portfolio since May 2007.

Victor Mostrowski
Vice President,  Portfolio  Manager -  International  Debt - The Core Plus Fixed
Income Portfolio
Mr.  Mostrowski  is a  member  of the  firm's  taxable  fixed  income  portfolio management  team with primary  responsibility  for  portfolio  construction  and strategic  asset  allocation.  As a member of the  international  bond team, his responsibilities  include managing global bond assets across the product matrix.
Prior to joining  Delaware  Investments  in May 2007, he was a senior  portfolio manager - global fixed income for HSBC Halbis  Partners  (USA) for one year.  He managed the currency  exposure for several  institutional  accounts  with assets totaling  approximately  $3 billion,  and formulated and  implemented  strategic long-term  currency  positioning as well as short-term  daily and weekly trading opportunities.  Before joining HSBC in 2006, he worked seven years for the State of New Jersey, Department of Treasury,  Division of Investment, most recently as the global fixed income portfolio manager - emerging markets equity. He earned a bachelor's  degree in economics  and an MBA in finance from Rider  College.  Mr.
Mostrowski has managed The Core Plus Fixed Income Portfolio since May 2007.

Chuck M. Devereux
Senior  Vice  President,  Director  of Credit  Research  - The  High-Yield  Bond
Portfolio
Mr. Devereux is the head of the firm's taxable credit research  department,  and he also  serves  on a team  responsible  for  some of the  firm's  fixed  income products. Prior to April 2007, he was a senior vice president and co-head of the firm's  private  placement  group,  which  has  responsibility  for  managing  a portfolio of approximately $8 billion of privately placed  securities.  Prior to
joining   Delaware   Investments   in  2001,   Mr.   Devereux  was  employed  by
Valuemetrics/VM  Equity Partners,  a financial  advisory and investment  banking firm, where he participated in financial  advisory and  capital-raising  efforts for privately held, middle-market  companies.  These efforts included placements
of   traditional   corporate   debt  and  equity  as  well  as   mezzanine   and
venture-capital  financings.  Prior  to  Valuemetrics/VM  Equity  Partners,  Mr.
Devereux  was a trust  officer  in the  privately  held  asset  division  of the
Northern Trust  Corporation  for three years.  Mr. Devereux earned an MBA with a concentration  in  finance  from  DePaul  University,  a  bachelor's  degree  in economics from St. Joseph's College, and he is a CFA Level II candidate.

The biographical information for Ryan K. Brist, Stephen R. Cianci and Timothy L.
Rabe is hereby removed.

                Please keep this Supplement for future reference.

This Supplement is dated May 23, 2007.

455451-6